UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21707

PRESIDIO FUND

(Exact name of registrant as specified in charter)

726 Lake Street

              San Francisco, CA                     94118

         (Address of principal executive offices)           (Zip code)

Kevin C. O’Boyle

Presidio Fund

726 Lake Street

San Francisco, CA 94118

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 751-0950

Date of fiscal year end: April 30

Date of reporting period: January 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Presidio Fund
	Schedule of Investments
	January 31, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Agriculture
58,600	UAP Holding Corp.	$ 1,467,930	2.67%

Basic Materials
22,900	Newmont Mining Corp.	1,032,790	1.88%

Business Services
52,700	Aftermarket Technology Corp. *	1,136,212
18,200	Cardinal Health Inc.	1,299,844
82,100	eResearchTechnology Inc. *	574,700
40,400	First Data Corp.	1,004,344
42,800	FTI Consulting Inc.*	1,173,148
83,300	IKON Office Solutions Inc.	1,241,170
30,700	Keystone Automotive Industries Inc.*	1,100,595
111,000	Learning Tree International Inc. *	1,168,830
		8,698,843	15.83%

Capital Goods
47,400	FARO Technologies Inc. *	1,174,572
65,000	X-Rite Inc.	729,950
		1,904,522	3.47%

Consumer Durables
40,000	Fleetwood Enterprises Inc. *	368,400	0.67%

Consumer Products
19,600	Cooper Companies Inc.	934,920
51,300	Helen of Troy Ltd. *	1,236,843
47,800	Inter Parfums Inc.	952,176
41,200	Newell Rubbermaid Inc.	1,217,048
88,800	Playtex Products Inc.*	1,250,304
34,300	Treehouse Foods Inc. *	1,022,483
		6,613,774	12.04%

Energy
19,000	Ensco International Inc.	966,530
59,200	Willbros Group Inc. *	1,226,032
		2,192,562	3.99%

General Insurance
8,300	Mercury General Corp.	432,928	0.79%

Healthcare - Biotechnology
18,900	MedImmune Inc. *	655,074	1.19%

Healthcare - Capital Equipment
46,400	Abaxis Inc. *	1,002,240
61,800	Cardiac Science Corp. *	567,324
127,900	Digirad Corp. *	567,876
56,500	Omnicell Inc. *	1,171,245
14,300	ZOLL Medical Corp. *	896,896
		4,205,581	7.65%

Healthcare Products
25,000	Boston Scientific Corp. *	461,250	0.84%

Healthcare Services
19,500	Omnicare Inc. *	783,705	1.43%

Industrial Products
13,100	Neenah Paper Inc.	447,103
21,200	Rogers Corp. *	1,095,616
23,600	Zebra Technologies Corp. CL A *	818,212
		2,360,931	4.30%

Information Technology Service
88,300	Bearingpoint Inc. *	707,283
51,900	Electronic Data Systems Corp.	1,365,489
		2,072,772	3.77%

Insurance and Insurance Brokers
35,000	Marsh & Mclennan Companies Inc.	1,032,500	1.88%

Media
52,200	News Corp. CL A	1,213,650	2.21%

Retail
61,900	Casual Male Retail Group Inc. *	772,512
23,800	Family Dollar Stores Inc.	771,120
38,500	Rent-A-Center Inc. *	1,134,210
		2,677,842	4.87%

Software
81,100	Callidus Software Inc. *	610,683
44,700	Compuware Corp. *	400,959
20,600	Taleo Corp. *	288,400
29,600	SPSS Inc. *	918,192
		2,218,234	4.04%

Technology
8,000	American Power Conversion Corp.	245,920
67,900	Leadis Technology Inc. *	291,970
26,800	Macrovision Corp. *	662,764
99,700	NetScout Systems Inc. *	832,495
47,600	Power Integrations Inc. *	1,079,568
87,500	Synplicity Inc. *	568,750
		3,681,467	6.70%

Telecommunications Equipment
37,700	EMS Technologies Inc.*	781,144
75,700	Spectralink Corp. *	684,328
		1,465,472	2.67%

Total Common Stocks (Cost $38,351,165)		45,540,227	82.88%

Exchange Traded Funds
17,100	streetTRACKS Gold Shares * (Cost - $882,147)	1,108,593	2.02%

Cash Equivalents
8,391,501	First American Treasury Obligation Cl Y 4.87%**	8,391,501	15.27%
	(Cost - $8,391,501)

	Total Investments	55,040,321	100.17%
	(Cost - $47,625,613)

	Liabilities in Excess of Other Assets	(92,035)	-0.17%

	Net Assets	$ 54,948,286	100.00%

* Non-Income producing securities.
** Variable rate security; the coupon rate shown represents the rate at January 31, 2007.
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

PRESIDIO FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at January 31, 2007 was $47,625,613. At January 31, 2007, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

      $7,754,566                     ($339,858)                               $7,414,708

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRESIDIO FUND

By : /s/ Kevin C. O’Boyle

      Kevin C. O’Boyle

      President

Date:          03/26/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Kevin C. O’Boyle

      Kevin C. O’Boyle

      President

Date:          03/26/2007

By : /s/ Kevin C. O’Boyle

       Kevin C. O’Boyle

       Chief Financial Officer

Date:          03/26/2007